Inventories - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Inventories [Line Items]
Inventory write-down	$ 7,800,000	$ 6,900,000	$ 10,400,000
Reversal of inventory write-down	0	7,400,000	0
Cost of product revenue
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense	$ 174,200,000	$ 118,000,000.0	$ 42,800,000